EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 1.1%
9,038	Barnes Group, Inc.	$ 238,422

	APPAREL & TEXTILE PRODUCTS - 1.0%
3,165	Carter's, Inc.	215,821

	AUTOMOTIVE - 1.1%
4,847	Modine Manufacturing Company(a)	238,472

	BANKING - 16.4%
33,576	Columbia Banking System, Inc.	753,110
4,561	Comerica, Inc.	206,248
32,292	First Commonwealth Financial Corporation	431,744
40,644	FNB Corporation	487,322
35,954	KeyCorporation	445,470
3,813	OFG Bancorp	127,964
42,200	Old National Bancorp	628,358
11,907	Zions Bancorp NA	424,246
		3,504,462
	BIOTECH & PHARMA - 1.9%
16,112	Collegium Pharmaceutical, Inc.(a)	412,951

	CHEMICALS - 2.0%
7,982	FMC Corporation	428,314

	COMMERCIAL SUPPORT SERVICES - 5.8%
10,299	ABM Industries, Inc.	422,156
8,558	AMN Healthcare Services, Inc.(a)	580,232
11,247	Cross Country Healthcare, Inc.(a)	227,977
		1,230,365
	CONSUMER SERVICES - 1.8%
5,796	Medifast, Inc.	384,738

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 4.4%
36,701	Pilgrim's Pride Corporation(a)	$ 938,078

	HOME & OFFICE PRODUCTS - 1.1%
41,819	ACCO Brands Corporation	224,986

	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,095	WESCO International, Inc.	170,656

	INSURANCE - 12.5%
38,390	CNO Financial Group, Inc.	1,017,335
18,343	Jackson Financial, Inc., Class A	875,511
32,269	Lincoln National Corporation	767,357
		2,660,203
	LEISURE FACILITIES & SERVICES - 10.3%
35,389	Bloomin' Brands, Inc.	825,980
21,344	Brinker International, Inc.(a)	768,598
42,500	Cinemark Holdings, Inc.(a)	605,625
		2,200,203
	MACHINERY - 2.6%
6,687	Astec Industries, Inc.	207,899
4,005	Kennametal, Inc.	93,357
5,157	Terex Corporation	255,271
		556,527
	MEDICAL EQUIPMENT & DEVICES - 6.4%
29,079	Inmode Ltd.(a)	690,626
16,718	Integra LifeSciences Holdings Corporation(a)	655,178
		1,345,804
	OIL & GAS PRODUCERS - 10.3%
7,033	CNX Resources Corporation(a)	146,708
30,885	Crescent Point Energy Corporation	217,430
33,768	Delek US Holdings, Inc.	916,465
4,308	HF Sinclair Corporation	226,084
103,599	Southwestern Energy Company(a)	682,717
		2,189,404

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	REITS - 1.3%
14,942	Highwoods Properties, Inc.	$ 283,151

	RETAIL - DISCRETIONARY - 4.0%
6,225	Advance Auto Parts, Inc.	316,168
15,094	Urban Outfitters, Inc.(a)	538,856
		855,024
	SEMICONDUCTORS - 8.5%
1,609	Diodes, Inc.(a)	106,870
45,271	Photronics, Inc.(a)	956,576
12,796	Silicon Motion Technology Corporation - ADR	752,405
		1,815,851
	SOFTWARE - 0.6%
2,100	Ziff Davis, Inc.(a)	134,022

	STEEL - 3.0%
14,092	Commercial Metals Company	638,790

	TECHNOLOGY HARDWARE - 2.2%
3,956	Clearfield, Inc.(a)	100,641
1,334	Super Micro Computer, Inc.(a)	364,809
		465,450

	TOTAL COMMON STOCKS (Cost $19,295,752)	21,131,694

	TOTAL INVESTMENTS - 99.1% (Cost $19,295,752)	$ 21,131,694
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	184,885
	NET ASSETS - 100.0%	$ 21,316,579

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.